UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total		Limited Partners		Redemption-Exchange Units held by Brookfield Asset Management Inc.		Capital Limited Partners	Capital Redemption-Exchange Units held by Brookfield Asset Management Inc.	Retained earnings Limited Partners	Retained earnings Redemption-Exchange Units held by Brookfield Asset Management Inc.		Retained earnings Special Limited Partners		Ownership change Limited Partners [2]	Ownership change Redemption-Exchange Units held by Brookfield Asset Management Inc. [2]	Accumulated other comprehensive income (loss) Limited Partners		Accumulated other comprehensive income (loss) Redemption-Exchange Units held by Brookfield Asset Management Inc. [1]	Capital	Interest of others in operating subsidiaries		IFRS 15	IFRS 15 Limited Partners	IFRS 15 Redemption-Exchange Units held by Brookfield Asset Management Inc.	IFRS 15 Capital Limited Partners	IFRS 15 Capital Redemption-Exchange Units held by Brookfield Asset Management Inc.	IFRS 15 Retained earnings Limited Partners	IFRS 15 Retained earnings Redemption-Exchange Units held by Brookfield Asset Management Inc.	IFRS 15 Accumulated other comprehensive income (loss) Limited Partners	[1]	IFRS 15 Accumulated other comprehensive income (loss) Redemption-Exchange Units held by Brookfield Asset Management Inc.	[1]	IFRS 15 Capital	IFRS 15 Interest of others in operating subsidiaries
Beginning balance at Dec. 31, 2016		$ 4,038		$ 1,206		$ 1,280		$ 1,345	$ 1,474	$ 2	$ 3						$ (141)	[1]	$ (197)	$ 15	$ 1,537
Net income (loss)		177		29		31				29	31										117
Other comprehensive income (loss)		(4)		8		9											8	[1]	9		(21)
Comprehensive income (loss)		173		37		40				29	31						8	[1]	9		96
Contributions		4																			4
Distributions		(321)		(7)		(7)				(7)	(7)										(307)
Ownership change		0															8
Acquisition of interest		1,424																			1,424
Other		(4)		(2)		(2)				(2)	(2)
Ending balance at Jun. 30, 2017		5,314		1,234		1,311		1,345	1,474	22	25		$ 0		$ 0	$ 0	(133)	[1]	(188)	15	2,754
Beginning balance (Increase (decrease) due to application of IFRS 15) at Dec. 31, 2017	[3]	(265)		(132)		(128)				(132)	(128)										(5)
Beginning balance at Dec. 31, 2017		6,064		1,585		1,438		1,766	1,674	(69)	(71)		0		0	0	(112)	[1]	(165)	15	3,026		$ 5,799	$ 1,453	$ 1,310	$ 1,766	$ 1,674	$ (201)	$ (199)	$ (112)		$ (165)		$ 15	$ 3,021
Net income (loss)		524		5		4				5	4		184								331
Other comprehensive income (loss)		(195)		(31)		(30)											(31)	[1]	(30)		(134)
Comprehensive income (loss)		329		(26)		(26)				5	4		184				(31)	[1]	(30)		197
Contributions		6																			6
Distributions		(1,858)	[4]	(8)	[4]	(8)	[4]			(8)	(8)	[4]	(184)	[4]							(1,658)	[4]
Ownership change		506	[2]	58	[2]	57	[2]			(25)	(24)				83	81	(31)				391	[2]
Acquisition of interest	[5]	173																			173
Ending balance at Jun. 30, 2018		$ 4,955		$ 1,477		$ 1,333		$ 1,766	$ 1,674	$ (229)	$ (227)		$ 0		$ 83	$ 81	$ (143)	[1]	$ (195)	$ 15	$ 2,130

[1]	See Note 17 for additional information.
[2]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[3]	See Note 2(c) for additional information on adoption of new accounting standards.
[4]	See Note 16 for additional information on distributions as it relates to the Special Limited Partners.
[5]	See Note 3 Acquisition of businesses for additional information.